Assets Held for Sale and Other Current Asset	12 Months Ended
Dec. 31, 2017
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Assets Held for Sale and Other Current Asset
12)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS

12.1)	ASSETS HELD FOR SALE

As of December 31, 2017 and 2016, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2017				2016
		Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
Concrete Pipe Division (note 4.2)	Ps	—	—	—	Ps	9,426	642	8,784
Fairborn cement plant (note 4.3)		—	—	—		5,957	164	5,793
Investment in shares of GCC (note 13.1)[1]		—	—	—		3,882	—	3,882
Idle assets in Andorra, Spain		580	—	580		560	—	560
Concrete pumping equipment (note 4.3)		—	—	—		213	—	213
Other assets held for sale		798	—	798		991	9	982

	Ps	1,378	—	1,378	Ps	21,029	815	20,214

1	During 2017, in separate transactions, CEMEX sold the direct investment in 23% of GCC’s common stock it maintained for sale (note 13.1).

12.2)	OTHER CURRENT ASSETS

As of December 31, 2017 and 2016, other current assets are mainly comprised of advance payments.